Acquisitions (Tables)	12 Months Ended
Sep. 30, 2011
Business Acquisition [Line Items]
Unaudited consolidated pro forma information of acquisition

Fiscal Year Ended
September 30, 2009
(In thousands)
Total revenues	$634,693
Net revenues	380,020
Net income	70,358

Value Financial Services Acquisition [Member]
Business Acquisition [Line Items]
Information related to the acquisition/Acquisitions of domestic and foreign pawn lending locations

Fiscal Year Ended
September 30, 2009
(In thousands except store counts)
Pawn stores acquired	67

Consideration:
Cash	$13,590
Equity instruments (4.1 million shares of Class A Non-voting stock at $15.92 per share)	64,609

Fair value of total consideration transferred	78,199

Capitalized acquisition costs	894
Cash acquired	(1,410)

Total purchase price	77,683

Assumed debt	30,385

Total acquisition costs	$108,068

Current assets:
Pawn loans	$17,886
Pawn service charges receivable	3,491
Inventory	16,265
Deferred tax asset	4,394
Prepaid expenses and other assets	1,438

Total current assets	43,474

Property and equipment	5,584
Deferred tax asset, non-current	690
Goodwill	61,877
Other assets	5,719

Total assets	$117,344

Current liabilities:
Current maturities of long-term debt	$(4,000)
Accounts payable and other accrued expenses	(8,404)
Customer layaway deposits	(872)

Total current liabilities	(13,276)

Long-term debt	(26,385)

Total liabilities	(39,661)

Net assets acquired	$77,683

Goodwill recorded in U.S. Pawn segment	$61,877
Goodwill deductible for tax purposes	—
Indefinite lived intangible assets acquired:
Trademark and trade names	$4,870
Definite lived intangible assets acquired:
Favorable lease asset	$644

Other Acquisitions [Member]
Business Acquisition [Line Items]
Information related to the acquisition/Acquisitions of domestic and foreign pawn lending locations

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands except store counts)
Number of asset purchase acquisitions	9	5	1
Number of stock purchase acquisitions	3	—	—

U.S. pawn stores acquired	34	16	11
Mexico pawn stores acquired	6	—	—

Total pawn stores acquired	40	16	11

Consideration:
Cash	$69,977	$22,507	$17,124
Equity instruments	7,304	—	17,250

Fair value of total consideration transferred	77,281	22,507	34,374

Capitalized acquisition costs	—	—	178
Acquisition related costs included in administrative expenses	(920)	(643)	—
Cash acquired	(1,138)	(58)	(117)

Total purchase price	$75,223	$21,806	$34,435

Current assets:
Pawn loans	$8,572	$2,700	$5,442
Signature loans	710	—	55
Auto title loans	—	—	1,105
Service charges and fees receivable	1,270	379	1,322
Inventory	4,838	1,542	2,860
Deferred tax asset	461	223	334
Prepaid expenses and other assets	728	66	79

Total current assets	16,579	4,910	11,197

Property and equipment	1,051	387	392
Goodwill	56,703	15,870	16,297
Other assets	2,558	1,057	6,711

Total assets	76,891	$22,224	$34,597

Current liabilities:
Accounts payable and other accrued expenses	$(1,176)	$(93)	$(27)
Customer layaway deposits	(182)	(102)	(135)
Other current liabilities	(26)	—	—

Total current liabilities	(1,384)	(195)	(162)

Deferred tax liability	(284)	(223)	—

Total liabilities	(1,668)	(418)	(162)

Net assets acquired	$75,223	$21,806	$34,435

Goodwill deductible for tax purposes	$34,376	$15,870	$16,297
Goodwill recorded in U.S. Pawn Segment	53,555	15,870	16,297
Goodwill recorded in Empeño Fácil segment	3,148	—	—

Indefinite lived intangible assets acquired:
Pawn licenses	$—	$607	$6,680
Definite lived intangible assets acquired:
Favorable lease asset	$111	$—	$—
Non-compete agreements	769	420	—